Assets Held for Sale and Discontinued Operation (Details) (USD $) In Thousands, unless otherwise specified	5 Months Ended	7 Months Ended	12 Months Ended
	May 25, 2011	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Discontinued and held-for-sale operations
Revenues		$ 70,321	$ 132,856	$ 133,173
(Loss) income before taxes		(7,076)	(60,960)	26,277
Assets and liabilities of discontinued operation as assets and liabilities held for sale
Cash and cash equivalents		9,818	2,658	10,837
Enlaces (Discontinued operation) | Securities Purchase Agreement
Discontinued and held-for-sale operations
Revenues	5,198	12,646	8,969	10,980
(Loss) income before taxes	17	372	(1,734)	222
Enlaces (Discontinued operation) | Securities Purchase Agreement | Axesat | Liabilities held for sale
Assets and liabilities of discontinued operation as assets and liabilities held for sale
Current liabilities			1,570	1,945
Non-current liabilities			1,110	1,327
Total liabilities held for sale			2,680	3,272
Enlaces (Discontinued operation) | Securities Purchase Agreement | Axesat | Assets held for sale
Assets and liabilities of discontinued operation as assets and liabilities held for sale
Cash and cash equivalents			2,658	10,837
Other current assets			4,110	4,117
Other non-current assets, mainly customer relationships			676	6,702
Total assets held for sale			7,444	21,656
Gain (loss) recognized in discontinued operations			$ (5,842)